Allstate Financial Investment Trust
3100 Sanders Road, Suite J5
Northbrook, Illinois   60062

March 18, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:                       Allstate Financial Investment Trust (the “Registrant”)
Registration Statement on Form N-1A
(Registration Nos. 333-148568 and 811-22165)

Ladies and Gentlemen:

This letter is provided to the Securities and Exchange Commission (the “Commission”) in connection with responses being made on behalf of the Registrant to comments that you provided with respect to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 9, 2008 (Accession No. 0001104659-08-001608).  Please be advised that the Registrant acknowledges that:

(1)           the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

(2)           should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

(3)           the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(4)           the Registrant may not assert the action of the Commission or the staff in declaring the filing effective as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

Allstate Financial Investment Trust

By:	/s/ William P. Marshall
William P. Marshall
Chief Administrative Officer